Hartford Disciplined US Equity ETF Average Annual Total Returns	12 Months Ended	13 Months Ended	26 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hartford Disciplined US Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.86%		19.34%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	27.94%	21.57%	14.28%	12.70%
Hartford Disciplined US Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.11%		19.11%
Hartford Disciplined US Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.27%		15.18%
Hartford Disciplined US Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.63%		19.60%